Leases (Tables)	12 Months Ended
Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Summary of Rents from Non-Cancelable Operating Leases Payable	Policy before January 1, 2018 - Rents from non-cancelable operating leases was payable as follows:

	2016		2017
Less than one year	Ps.	18,550	Ps.	15,067
One to two years		9,178		10,716
Two to three years		9,696		11,252
Three to four years		10,138		11,899
Four to five years		10,497		12,583
More than five years		306		1,432
	Ps.	58,365	Ps.	62,949

Summary of Future Minimum Lease Payments Receivable
a)

The Company receives payments from leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2016		2017		2018
Less than one year	Ps.	656,672	Ps.	720,071	Ps.	1,162,457
One to two years		361,797		434,079		835,157
Two to three years		214,803		208,106		665,499
Three to four years		70,334		116,597		524,911
Four to five years		55,225		43,150		316,356
More than five years		28,113		12,888		203,288
	Ps.	1,386,944	Ps.	1,534,891	Ps.	3,707,668

Summary of Future Minimum Rental Payments Under Non Cancellable Leases
b)	Future minimum rental payments under non-cancellable leases in MBJA are as shown in the following table (in thousands of USD Dollars):

	2016		2017		2018
Less than one year	USD$	10,022	USD$	13,018	USD$	12,175
One to two years		10,022		11,227		6,122
Two to three years		10,022		5,221		3,577
Three to four years		5,158		2,860		3,395
Four to five years		2,992		2,719		2,723
More than five years		6,197		16,305		22,177
	USD$	44,413	USD$	51,350	USD$	50,169